Investments in and Advances to Partially Owned Entities (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Partially Owned
As of December 31, 2025 and 2024, our investments in partially owned entities accounted for under the equity method of accounting and advances to these entities under established loan agreements consist of the following:

	Location	As of December 31, 2025		As of December 31, 2024
Joint Venture		% Ownership	Balance	% Ownership	Balance
	(In thousands, except percentages)
Investment in SuperFrio	Brazil	—%	$—	14.99%	$22,498

Investment in RSA	Dubai	49%	15,629	49%	5,296
Advances to RSA, including accrued interest			23,602		12,458
Total investment in and advances to RSA			39,231		17,754
Total investments in and advances to partially owned entities			$39,231		$40,252